Note 13 - Financial Income (Expenses), Net (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial expenses
Loans and financings	$ (4,127)	$ (2,405)	$ (1,634)
Leasing	(10)	(30)	(41)
Losses on derivative instruments (Note 19)	(173)	(427)	(425)
Repurchased securities losses	(27)	(31)	(35)
Other	(544)	(511)	(163)
Financial Expenses, before Capitalized Interest	(4,881)	(3,404)	(2,298)
Capitalized interest	3,238	2,109	1,450
Financial Income (Expenses), Net	(1,643)	(1,295)	(848)
Financial income
Investments	985	712	533
Clients	153	123	129
Marketable Securities	701	392	183
Gains on derivative instruments (Note 19)	174	247	636
Other	617	425	160
Financial income	2,630	1,899	1,641
Monetary and exchange variation	714	(175)	1,584
Financial Income (Expenses), Net	$ 1,701	$ 429	$ 2,377